Policyholder Account Balances, Future Policy Benefits and Claims - Composition (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder account balances
Policyholder account balances	$ 24,986	$ 23,723	$ 20,980
Future policy benefits
Reserve for future policy benefits	7,495	9,721
Deferred profit liability	62	54
Additional liabilities for insurance guarantees	1,186	1,242
Other insurance and annuity liabilities	177	66
Total future policy benefits	8,920	11,083	$ 10,386
Policy claims and other policyholders’ funds	216	211
Total policyholder account balances, future policy benefits and claims	$ 34,122	$ 35,017